Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Due from banks, non-interest-bearing	$ 369	$ 64
Due from banks, interest-bearing	25,643	7,846
Cash and cash equivalents	26,012	7,910
Investment in interest-earning time deposits	4,927	4,879
Investment securities available for sale	6,680	7,912
Loans held for sale	5,103	7,006
Loans receivable, net of allowance for loan losses (2018 $1,965; 2017 $1,812)	216,898	201,667
Accrued interest receivable	1,153	1,021
Investment in Federal Home Loan Bank stock, at cost	1,086	1,234
Bank-owned life insurance	3,894	3,814
Premises and equipment, net	2,058	1,988
Goodwill	515	515
Other intangible, net of accumulated amortization	368	416
Other real estate owned, net	1,650
Prepaid expenses and other assets	1,060	1,234
Total Assets	271,404	239,596
Deposits:
Non-interest bearing	17,542	7,956
Interest-bearing	194,369	178,265
Total deposits	211,911	186,221
Federal Home Loan Bank short-term borrowings	9,000	10,000
Federal Home Loan Bank long-term borrowings	15,000	18,000
Subordinated debt	7,831
Accrued interest payable	221	167
Advances from borrowers for taxes and insurance	2,568	2,423
Accrued expenses and other liabilities	1,037	600
Total Liabilities	247,568	217,411
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,975,947 and 1,920,024 outstanding at December 31, 2018 and 2017, respectively	28	28
Additional paid-in capital	14,683	14,481
Treasury stock, at cost: 2018 801,303 shares; 2017 857,226 shares	(4,824)	(4,675)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(185)	(253)
Recognition & Retention Plan Trust (RRP)		(24)
Accumulated other comprehensive loss	(2)	(15)
Retained earnings	14,136	12,643
Total Stockholders' Equity	23,836	22,185
Total Liabilities and Stockholders’ Equity	$ 271,404	$ 239,596